EXPENSE BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
EXPENSE BY NATURE
Schedule of expenses by nature

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Purchase of inventories in relation to trading activities	85,443,397	104,928,962	102,515,791
Raw materials and consumables used, and changes in work-in-progress and finished goods	43,203,349	35,573,467	32,987,302
Power and utilities	17,651,304	16,755,424	16,766,950
Depreciation of right-of-use assets (Note 20)	—	1,075,825	767,553
Depreciation and amortization (other than depreciation of right-of-use assets) expenses	8,062,117	7,714,418	7,910,802
Employee benefit expenses (Note 30)	7,484,385	7,773,170	7,872,005
Repairs and maintenance	1,760,016	1,867,160	1,595,880
Transportation expenses and logistic cost	4,688,761	3,420,360	4,079,157
Inventory impairment loss	2,247,588	1,163,272	1,321,387
Taxes other than income tax expense (Note (i))	937,892	1,431,587	1,600,996
Packaging expenses	261,626	277,785	294,359
Auditors’ remuneration
-The Company’s auditor
-Audit services	25,329	25,444	18,170
-Non-audit services	1,370	2,388	700
-Other auditors	4,153	5,505	12,436
Others	2,445,657	2,641,954	1,875,928
	174,216,944	184,656,721	179,619,416

Note:

(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duty.